As filed with the Securities and Exchange Commission on November 3, 2016

1933 Act File No. 333-139501

1940 Act File No. 811-21993

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 36	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 38	[X]

Oppenheimer Revenue Weighted ETF Trust Fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)(zip code)

(303) 768-3200

(Registrant's Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

_X_     immediately upon filing pursuant to paragraph (b)

___     on _______________ pursuant to paragraph (b)(1)(iii)

___     60 days after filing pursuant to paragraph (a) (i)

___     on _______________ pursuant to paragraph (a) (i)

___     75 days after filing pursuant to paragraph (a)(ii)

___     on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

___     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of November, 2016.

Oppenheimer Revenue Weighted ETF Trust

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Robert Malone*	Chairman of the	November 3, 2016
Robert Malone*	Board of Trustees

Arthur P. Steinmetz*	Trustee, President and	November 3, 2016
Arthur P. Steinmetz	Principal Executive Officer

Brian S. Petersen*	Treasurer, Principal	November 3, 2016
Brian S. Petersen	Financial & Accounting Officer

Jon S. Fossel*	Trustee	November 3, 2016
Jon S. Fossel

Richard F. Grabish*	Trustee	November 3, 2016
Richard F. Grabish

Beverly L. Hamilton*	Trustee	November 3, 2016
Beverly L. Hamilton

Victoria J. Herget*	Trustee	November 3, 2016
Victoria J. Herget

F. William Marshall, Jr.*	Trustee	November 3, 2016
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	November 3, 2016
Karen L. Stuckey

James D. Vaughn*	Trustee	November 3, 2016
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT LIST

Exhibit No.	Description

EX-101.INSC	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase